Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 10, 2018
Registrant Name	dei_EntityRegistrantName	JACKSON VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvst
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 13, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	jvst_SupplementTextBlock
In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Investment Strategies," after the fifth paragraph, please add the following:

Generally, the Fund invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, "Instruments").  The Fund will also seek to gain exposure to commodity related instruments primarily by investing in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. ("Subsidiary"), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund's assets.  This flexibility allows Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund's ability to meet its objective.
The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies ("RICs").

In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Risks of Investing in the Fund," please replace the first paragraph in entirety with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  (In the descriptions of risks related to investments in commodities - except those describing U.S. federal income tax risks - references to the "Fund" include the Subsidiary as well.) As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Risks of Investing in the Fund," please delete "Tax risk" in the entirety and add the following risks:

•
Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.  Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by its parent Fund without regard to certain U.S. federal income tax rules and are generally subject to the same risks that apply to similar investments held directly by the Fund (see "Commodity-linked derivatives risk," "Commodities regulatory risk," and "Commodity risk" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund's Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Fund's SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"), it must derive at least 90% of its gross income each taxable year from "qualifying income," which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute "qualifying income" to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund's gross income.  The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code ("Subchapter M").  The annual net income, if any, realized by the Subsidiary and imputed for U.S. federal income tax purposes to the Fund would constitute "qualifying income" for purposes of the Fund's qualification as a RIC; under proposed regulations such income would constitute "qualifying income" only to the extent such net income is currently and timely distributed to the Fund. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund's investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income from such investments is "qualifying income" under Subchapter M, or otherwise affect the character, timing or amount of the Fund's taxable income or gains and thus distributions made by the Fund.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Investment Strategies," after the fifth paragraph, please add the following:

Generally, the Fund invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, "Instruments").  The Fund will also seek to gain exposure to commodity related instruments primarily by investing in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. ("Subsidiary"), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund's assets.  This flexibility allows Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund's ability to meet its objective.
The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies ("RICs").

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Risks of Investing in the Fund," please replace the first paragraph in entirety with the following:

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  (In the descriptions of risks related to investments in commodities - except those describing U.S. federal income tax risks - references to the "Fund" include the Subsidiary as well.) As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
In the section entitled, "Summary Overview of Each Fund" for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund under "Principal Risks of Investing in the Fund," please delete "Tax risk" in the entirety and add the following risks:

•
Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.  Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by its parent Fund without regard to certain U.S. federal income tax rules and are generally subject to the same risks that apply to similar investments held directly by the Fund (see "Commodity-linked derivatives risk," "Commodities regulatory risk," and "Commodity risk" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund's Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Fund's SAI and could affect the Fund.

•
Tax risk – In order for the Fund to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"), it must derive at least 90% of its gross income each taxable year from "qualifying income," which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute "qualifying income" to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund's gross income.  The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code ("Subchapter M").  The annual net income, if any, realized by the Subsidiary and imputed for U.S. federal income tax purposes to the Fund would constitute "qualifying income" for purposes of the Fund's qualification as a RIC; under proposed regulations such income would constitute "qualifying income" only to the extent such net income is currently and timely distributed to the Fund. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund's investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income from such investments is "qualifying income" under Subchapter M, or otherwise affect the character, timing or amount of the Fund's taxable income or gains and thus distributions made by the Fund.